Goldman Sachs Mid Cap Growth Fund Average Annual Total Returns - Class A C Inst Serv Inv R R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.04%	11.46%	11.53%
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.74%	13.85%	12.53%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		13.50%	9.69%	9.35%
Performance Inception Date	May 24, 1999
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.00%	6.20%	5.30%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.72%	7.12%	6.43%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		18.17%	10.14%	9.17%	[1]
Performance Inception Date	May 24, 1999
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		20.46%	11.29%	10.34%
Performance Inception Date	May 24, 1999
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent		19.82%	10.74%	9.79%
Performance Inception Date	May 24, 1999
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		20.42%	11.22%	10.24%
Performance Inception Date	Nov. 30, 2007
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		19.84%	10.66%	9.69%
Performance Inception Date	Nov. 30, 2007
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		20.47%	11.31%	10.35%	[2]
Performance Inception Date	Jul. 31, 2015

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.
[2]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because:(i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.